FINANCIAL INSTRUMENTS (Details 16) R$ in Thousands	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares
U S I M 3 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	35,192,508	106,620,851
Share price	5.96	5.32
Closing Balance	R$ 209,747	R$ 567,222
U S I M 3 [Member] | Extreme Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	20,201
U S I M 3 [Member] | Extreme Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	R$ (75,342)
U S I M 5 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	27,336,117	55,144,456
Share price	5.95	5.32
Closing Balance	R$ 162,650	R$ 293,369
U S I M 5 [Member] | Extreme Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	15,665
U S I M 5 [Member] | Extreme Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	(58,308)
Total U S I M Shares [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	372,397	R$ 860,591
Total U S I M Shares [Member] | Extreme Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	35,866
Total U S I M Shares [Member] | Extreme Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	R$ (133,650)